Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) aircraft shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) aircraft shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) aircraft shares	Dec. 31, 2022 USD ($)
Product Information [Line Items]
Accounts receivable, allowance for credit losses	$ 80		$ 80		$ 80	$ 82
Notes receivable, allowance for credit losses	$ 827		$ 827		$ 2,558	0
Preferred stock, shares outstanding (in shares) | shares	25,000		25,000		25,000
Loss (Gain) on aircraft held for sale	$ (72)	$ (762)	$ 1,417	$ (2,865)
Aircraft held for sale, current portion	15,227		15,227		$ 0
Aircraft held for sale, non-current portion	6,744		6,744		0
Capitalized sales commissions	283	211	536	543	1,315	1,053
Contract acquisition costs, current	546		546		514	290
Contract acquisition costs, noncurrent	704		704		631	484
Amortization of contract costs	272	$ 184	547	$ 339	$ 827	$ 653
Gulfstream GIV Aircrafts | Disposal Group, Held-for-Sale, Not Discontinued Operations
Product Information [Line Items]
Aircraft held for sale, current portion	15,227		15,227
Aircraft held for sale, non-current portion	$ 6,744		$ 6,744
Number of aircraft held-for-sale | aircraft	5		5		0